Others, net - Additional information (Details)	1 Months Ended			12 Months Ended
	Jul. 31, 2024 CNY (¥)	Jan. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Others, net
Impairment loss of long-term investment				¥ 0		¥ 0	¥ 0
Investment income				16,898,000		48,901,000	14,792,000
Investee company pay		¥ 5,900,000	$ 800,000
Termination led to an investment gain		¥ 5,900,000	$ 800,000
Unrealized gain				2,848,536	$ 391,211
Impairment of investment in crypto assets						3,900,000
Proceeds from sale of property and equipment and intangible assets				¥ 11,800,000	$ 1,687,000	895,000	1,750,000
Building
Others, net
Dispositions				8.1	8.1
Proceeds from sale of property and equipment and intangible assets				¥ 11,000,000
Gain on disposition				¥ 2,900,000
Newsky Wisdom
Others, net
Investment gain from deconsolidation							¥ 12,600,000
Shanghai Anguo Insurance Brokerage Co., Ltd. ("Anguo")
Others, net
Percentage of Investments disposed	100.00%
Cash consideration received	¥ 40,000,000
Investment gain realized						30,900,000
Conflux global
Others, net
Investment gain realized						¥ 10,000,000
Hangzhou Pulian Technology Co., Ltd.,
Others, net
Percentage of Investments disposed				26.09%	26.09%
Investment gain realized				¥ 13,600,000